Subsequent events	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Subsequent events

8.   Subsequent events

On October 30, 2010, effective November 1, 2010, the Company entered into an Option Agreement with Hans Peter Flueck to earn a 50% undivided interest in the Santa Rita mining concessions.   On May 16, 2011, the Company and Hans Peter Flueck executed an amended option agreement requiring:

Cash  and stock payments of $500,000 as follows:

-          Initial cash payments of $150,000 and 1,000,000 shares of common stock which were prior paid;

-          $175,000 on October 30, 2011

-          $175,000 on October 30, 2012 Issue a total of  and a total of 5,000,000 Payment Shares over a two-year period

-          2,000,000 shares of common stock on November 1, 2011

-          2,000,000 shares of common stock on November 1, 2012

The amended agreement extended the dates for required expenditures as follows:

An aggregate amount of $1,500,000 on or before September 30, 2012 and a further $1,500,000 on or before April 30, 2013.

Further, under the terms of the agreement Flueck agreed to dilute to a 24% interest as required to raise the required exploration expenditures.

Subsequent to the period covered by this report the holders of the $1,000,000 in convertible notes assigned their notes to Plata Litoral Inc. and advised the Company of an event of default under the notes.  The Company and Plata Litoral Inc. reached a settlement agreement whereby the Company assigned 90% of its interest in the Santa Rita mining concessions to Plata Litoral Inc. in exchange for which Plata Litoral Inc. agreed to assume all contractual obligations of the mining option agreement, pay $50,000 to Coastal or at the direction of Coastal, forgive the $1,000,000 owing and all accrued interest thereon and issue to Coastal a total of 75,659,000 shares of the common stock of Plata Litoral Inc., which Coastal may dividend to its stockholders at the discretion of Coastal.  The settlement and assignment was ratified by the Board of Directors on October 22, 2011.

Subsequent to the period covered by this report, on October 6, 2011, the Company and the other interest holders on the Santa Rita mining concessions entered into a mining acquisition and production agreement with Royal Sovereign Internationale (“Royal”) whereby Royal has agreed to expend a total of $5,000,000 to earn a fifty percent (50%) interest in and to the Santa Rita mining concessions.  The agreements are currently being redrafted to comply with Peruvian law.

The Company has evaluated subsequent events from the balance sheet date through the date that the financial statements were issued and determined that there are no additional events to disclose.